CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables, allowance for doubtful accounts	$ 19.9	$ 17.6
Class A Units
Common stock, shares issued	850,000	850,000
Common stock, shares outstanding	850,000	850,000
Class B Units
Common stock, shares issued	150,000	150,000
Common stock, shares outstanding	150,000	150,000